Schedule of valuation assumption on convertible debt (Details)	12 Months Ended
Dec. 31, 2021 £ / shares
IfrsStatementLineItems [Line Items]
Exercise price	£ 4.82
Share price	£ 8.00
Risk free interest rate	0.08%
Dividend yield
Probability, as at the reporting date, of IPO completion	75.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Time to maturity	1 month
Expected volatility	71.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Time to maturity	7 months
Expected volatility	8000.00%